Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Information relating to 2023 and 2022 (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Liabilities under insurance contracts	€ 17,829	€ 17,799	€ 16,426
Mexican peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(13.28%)
Change in average foreign currency exchange rate (as a percent)	(2.87%)
US dollar
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	6.39%
Change in average foreign currency exchange rate (as a percent)	(0.06%)
Brazilian real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(16.53%)
Change in average foreign currency exchange rate (as a percent)	(7.09%)
Pound sterling
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	4.62%
Change in average foreign currency exchange rate (as a percent)	2.74%
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(6.52%)
Change in average foreign currency exchange rate (as a percent)	(11.18%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	1.59%
Change in average foreign currency exchange rate (as a percent)	5.41%
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Disclosure of initial application of standards or interpretations [line items]
Liabilities under insurance contracts			€ 16,000